FINANCIAL RISK MANAGEMENT - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 3 | Market approach | Discount rate
Fair Value Measurements
Acquisition date fair values of royalty and other interests	$ 75,000	$ 74,000
Recurring | Level 1
Fair Value Measurements
Total financial assets, at fair value	18,190	7,006
Recurring | Level 1 | Common shares
Fair Value Measurements
Total financial assets, at fair value	18,190	7,006
Recurring | Level 2
Fair Value Measurements
Total financial assets, at fair value	48	142
Recurring | Level 2 | Warrants
Fair Value Measurements
Total financial assets, at fair value	48	$ 142
Recurring | Level 3
Fair Value Measurements
Total financial assets, at fair value	1,000
Recurring | Level 3 | Convertible debenture
Fair Value Measurements
Total financial assets, at fair value	$ 1,000